Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Pay vs Performance Disclosure
Net Income (Loss)	$ (4,234,228)	$ (21,138,525)	$ (3,192,119)